401(k) Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
401(k) Plan
12. 401(k) Plan
Apexigen has a 401(k) retirement plan that covers all employees. The 401(k) plan provides for voluntary contributions by employees of up to 100% of their eligible compensation, subject to the maximum allowed by law. Apexigen matches employee contributions up to a maximum of 4% of their salary. Apexigen recognized related expense of $128,000 and $139,000 for the years ended December 31, 2020 and 2021, respectively.